Segment and geographic information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information
     The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC 280 also requires disclosures about the Company’s products and services, geographic areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments. As of September 30, 2021, its operations were divided into four geographic divisions, which were as follows: (i) Brazil; (ii) the Caribbean division, consisting of Aruba, Curaçao, Colombia, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela; (iii) the North Latin America division (“NOLAD”), consisting of Costa Rica, Mexico and Panama; and (iv) the South Latin America division (“SLAD”), consisting of Argentina, Chile, Ecuador, Peru and Uruguay. Effective October 1, 2021, the Company made certain changes in its internal management structure in order to gain operational agility. As a consequence, the Company reorganized its operation into three geographic divisions, as follows: (i) Brazil, (ii) the North Latin American division, or “NOLAD,” which is now comprised of Costa Rica, Mexico, Panama, Puerto Rico, Martinique, Guadeloupe, French Guyana and the U.S. Virgin Islands of St. Croix and St. Thomas and (iii) the South Latin American division, or “SLAD,” which is now comprised of Argentina, Chile, Ecuador, Peru, Uruguay, Colombia, Venezuela, Trinidad and Tobago, Aruba and Curaçao. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2022	2021	2020
Revenues:
Brazil	$1,429,105	$1,002,781	$862,748
NOLAD	920,189	780,866	584,646
SLAD	1,269,608	876,294	536,825
Total revenues	$3,618,902	$2,659,941	$1,984,219

Adjusted EBITDA:
Brazil	$242,346	$175,603	$76,155
NOLAD	95,290	85,323	41,496
SLAD	134,253	77,573	830
Total reportable segments	471,889	338,499	118,481
Corporate and others (i)	(85,325)	(66,741)	(50,370)
Total adjusted EBITDA	$386,564	$271,758	$68,111

	For the fiscal years ended December 31,
	2022	2021	2020
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$386,564	$271,758	$68,111

(Less) Plus items excluded from computation that affect operating income (loss):
Depreciation and amortization	(119,777)	(120,394)	(126,853)
Gains from sale, insurance recovery and contribution in equity method investment of property and equipment	1,949	4,876	4,210
Write-offs of property and equipment	(3,143)	(3,094)	(4,501)
Impairment of long-lived assets	(1,171)	(1,573)	(6,636)
Impairment of goodwill	—	—	(1,085)
Reorganization and optimization plan expenses	—	(12,054)	—
Operating income (loss)	264,422	139,519	(66,754)
(Less) Plus:
Net interest expense and other financing results	(43,750)	(49,546)	(33,392)
Loss from derivative instruments	(10,490)	(5,183)	(2,297)
Foreign currency exchange results	16,501	(9,189)	(31,707)
Other non-operating (expenses) income, net	(287)	2,185	2,296
Income tax expense	(85,476)	(31,933)	(17,532)
Net income attributable to non-controlling interests	(577)	(367)	(65)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$140,343	$45,486	$(149,451)

	For the fiscal years ended December 31,
	2022	2021	2020
Depreciation and amortization:
Brazil	$55,003	$54,883	$59,466
NOLAD	32,377	34,810	35,812
SLAD	25,932	26,188	27,459
Total reportable segments	113,312	115,881	122,737
Corporate and others (i)	7,134	5,372	5,288
Purchase price allocation (ii)	(669)	(859)	(1,172)
Total depreciation and amortization	$119,777	$120,394	$126,853

Property and equipment expenditures:
Brazil	$68,661	$50,217	$39,127
NOLAD	69,966	23,800	17,250
SLAD	78,162	40,640	29,934
Others	326	342	—
Total property and equipment expenditures	$217,115	$114,999	$86,311

	As of December 31,
	2022	2021
Total assets:
Brazil	$1,161,940	$1,083,700
NOLAD	753,453	679,682
SLAD	647,852	566,208
Total reportable segments	2,563,245	2,329,590
Corporate and others (i)	174,486	134,020
Purchase price allocation (ii)	(101,101)	(102,353)
Total assets	$2,636,630	$2,361,257

(i)Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2022, corporate assets primarily include cash and cash equivalents, short-term investments and derivatives. As of December 31, 2021, corporate assets primarily include cash and cash equivalents, derivatives and lease right of use.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill and the corresponding depreciation and amortization. As of December 31, 2022 and 2021, primarily related with the reduction of goodwill.

The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. All of the Company’s revenues are derived from foreign operations.

Long-lived assets consisting of property and equipment totaled $856,085 and $743,533 at December 31, 2022 and 2021, respectively. All of the Company’s long-lived assets are related to foreign operations.